Performance Management	Oct. 31, 2025
Mast HedgeIndex Corporate Arbitrage ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.mast-funds.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.mast-funds.com
Mast HedgeIndex Managed Futures Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund will commence operations and acquire the assets and liabilities of the Mast Managed Futures Strategy Fund, which operated as a mutual fund (the “Predecessor Fund”), a series of Investment Managers Series Trust III, through the reorganization of the Predecessor Fund into the Fund, which is expected to occur after the close of business on August 31, 2026 (the “Reorganization”). The Fund will be the surviving legal entity of the Reorganization and will adopt the accounting and performance history of the Predecessor Fund. The Predecessor Fund will be the accounting survivor of the Reorganization. Performance results shown in the bar chart and the performance table below for the periods prior to the Reorganization reflect the investment strategy and performance of the Predecessor Fund. However, the principal investment strategies of the Fund and the Predecessor Fund are substantially similar.

The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns based on net asset value compared to those of the Index and other market indices. The Fund’s updated performance information is accessible on the Fund’s website at www.mast-funds.com.

Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns based on net asset value compared to those of the Index and other market indices.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) of Predecessor Fund For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Calendar Quarter Return at NAV	13.45%	Quarter Ended 03/31/2022
Lowest Calendar Quarter Return at NAV	(12.77)%	Quarter Ended 06/30/2025

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	13.45%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(12.77%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Return Before Taxes	(5.22)%	1.84%	0.46%
Return After Taxes on Distributions*	(5.88)%	(0.33)%	(0.77)%
Return After Taxes on Distributions and Sale of Fund Shares*	(2.62)%	0.83%	0.01%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.17%	(2.15)%	1.26%
Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)	(4.04)%	2.24%	0.55%

*    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.mast-funds.com
Mast HedgeIndex Adaptive Equities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.mast-funds.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.mast-funds.com
Mast HedgeIndex Strategic Commodities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.mast-funds.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.mast-funds.com